RIDGEWORTH FUNDS

Supplement dated November 17, 2010 to the
RidgeWorth Allocation Strategies Prospectus (A, C, & I Shares)
dated August 1, 2010

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus.

The paragraph entitled “Investments of $1,000,000 or more” on page 32 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Investments of $1,000,000 or more. You do not pay an initial sales charge when you buy $1,000,000 or more of A Shares in either a single investment or through our rights of accumulation, letter of intent, or combined purchase/quantity discount programs. However, you will pay a deferred sales charge of 1.00% if you redeem any of these A Shares within one year of purchase. The deferred sales charge may be waived from time to time for certain broker-dealers that waive payment of compensation to them. The deferred sales charge is calculated based on the lesser of (1) the NAV of the shares at the time of purchase or (2) NAV of the shares next calculated after the Fund receives your redemption request. The deferred sales charge does not apply to shares you purchase through reinvestment of dividends or capital gains distributions.

Additionally, the information in the Prospectus under the heading "Waiver of CDSC" beginning on page 33 is hereby supplemented with the following information:

The CDSC may also be waived from time to time for certain broker-dealers that waive payment of compensation to them.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

RFSP-129

RIDGEWORTH FUNDS

Supplement dated November 17, 2010 to the
RidgeWorth Equity Funds (A, C, & I Shares) Prospectus
dated August 1, 2010

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus.

For the following funds:

RidgeWorth Large Cap Value Equity Fund	RidgeWorth Aggressive Growth Stock Fund
RidgeWorth Mid-Cap Value Equity Fund	RidgeWorth Emerging Growth Stock Fund
RidgeWorth Small Cap Value Equity Fund	RidgeWorth International Equity Fund
RidgeWorth Large Cap Core Equity Fund	RidgeWorth International Equity Index Fund
RidgeWorth Mid-Cap Core Equity Fund	RidgeWorth Large Cap Quantitative Index Fund
RidgeWorth Large Cap Growth Stock Fund	RidgeWorth International Equity 130/30 Fund
RidgeWorth Select Large Cap Growth Stock Fund	RidgeWorth Real Estate 130/30 Fund
RidgeWorth Small Cap Growth Stock Fund	RidgeWorth U.S. Equity 130/30 Fund

The paragraph entitled “Investments of $1,000,000 or more” on page 66 of the Prospectus is hereby deleted in its entirety and replaced with the following paragraph:

Investments of $1,000,000 or more. You do not pay an initial sales charge when you buy $1,000,000 or more of A Shares (excluding A Shares of RidgeWorth Money Market Funds) in either a single investment or through our rights of accumulation, letter of intent, or combined purchase/quantity discount programs. However, you will pay a deferred sales charge of 1.00% if you redeem any of these A Shares within one year of purchase. The deferred sales charge may be waived from time to time for certain broker-dealers that waive payment of compensation to them. The deferred sales charge is calculated based on the lesser of (1) the NAV of the shares at the time of purchase or (2) NAV of the shares next calculated after the applicable Fund receives your redemption request. The deferred sales charge does not apply to shares you purchase through reinvestment of dividends or capital gains distributions.

For the following funds:

RidgeWorth Large Cap Value Equity Fund	RidgeWorth Mid-Cap Core Equity Fund
RidgeWorth Mid-Cap Value Equity Fund	RidgeWorth Large Cap Growth Stock Fund
RidgeWorth Small Cap Value Equity Fund	RidgeWorth Select Large Cap Growth Stock Fund
RidgeWorth Large Cap Core Equity Fund	RidgeWorth Small Cap Growth Stock Fund

The information in the Prospectus under the heading “Waiver of CDSC” beginning on page 67 is hereby supplemented with the following information:

The CDSC may also be waived from time to time for certain broker-dealers that waive payment of compensation to them.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

RFSP-128

RIDGEWORTH FUNDS

Supplement dated November 17, 2010 to the
RidgeWorth Fixed Income Funds (A, C, R, & I Shares) Prospectus dated August 1, 2010

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus.

For the following funds:

RidgeWorth Corporate Bond Fund	RidgeWorth North Carolina Tax-Exempt Bond Fund
RidgeWorth Georgia Tax-Exempt Bond Fund	RidgeWorth Seix Floating Rate High Income Fund
RidgeWorth High Grade Municipal Bond Fund	RidgeWorth Seix Global Strategy Fund
RidgeWorth High Income Fund	RidgeWorth Seix High Yield Fund
RidgeWorth Intermediate Bond Fund	RidgeWorth Short-Term Bond Fund
RidgeWorth Investment Grade Bond Fund	RidgeWorth Short-Term U.S. Treasury Securities Fund
RidgeWorth Investment Grade Tax-Exempt Fund	RidgeWorth Total Return Bond Fund
RidgeWorth Limited-Term Federal Mortgage Securities Fund	RidgeWorth U.S. Government Securities Fund
RidgeWorth Maryland Municipal Bond Fund	RidgeWorth Virginia Intermediate Municipal Bond Fund

The paragraph entitled “Investments of $1,000,000 or more” on page 91 of the Prospectus is hereby deleted in its entirety and replaced with the following paragraph:

Investments of $1,000,000 or more. You do not pay an initial sales charge when you buy $1,000,000 or more of A Shares in either a single investment or through our rights of accumulation, letter of intent, or combined purchase/quantity discount programs. However, you will pay a deferred sales charge of 1.00% if you redeem any of these A Shares within one year of purchase. The deferred sales charge may be waived from time to time for certain broker-dealers that waive payment of compensation to them. The deferred sales charge is calculated based on the lesser of (1) the NAV of the shares at the time of purchase or (2) NAV of the shares next calculated after the applicable Fund receives your redemption request. The deferred sales charge does not apply to shares you purchase through reinvestment of dividends or capital gains distributions.

For the following funds:

RidgeWorth Corporate Bond Fund	RidgeWorth Seix Floating Rate High Income Fund
RidgeWorth Limited-Term Federal Mortgage Securities Fund	RidgeWorth Short-Term U.S. Treasury Securities Fund
RidgeWorth U.S. Government Securities Fund	RidgeWorth Short-Term Bond Fund

The information in the Prospectus under the heading “Waiver of CDSC” beginning on page 92 is hereby supplemented with the following information:

The CDSC may also be waived from time to time for certain broker-dealers that waive payment of compensation to them.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

RFSP-130